Commitments and Contingencies (Details)																						3 Months Ended		12 Months Ended			14 Months Ended
	Mar. 09, 2026 USD ($) shares	Mar. 04, 2026 USD ($)	Dec. 26, 2025 USD ($) shares	Dec. 05, 2025 USD ($)	Sep. 09, 2025 USD ($)	Aug. 11, 2025 USD ($)	Jun. 27, 2025 shares	Jun. 23, 2025 shares	Jun. 12, 2025 USD ($)	May 06, 2025 shares	Mar. 31, 2025 USD ($)	Feb. 27, 2025 USD ($)	Feb. 04, 2025 USD ($)	Nov. 26, 2024 shares	Nov. 11, 2024 shares	Aug. 31, 2024 shares	Apr. 05, 2024 USD ($)	Feb. 01, 2024 shares	Nov. 17, 2023 USD ($)	Jul. 28, 2022 USD ($) ft²	Jul. 08, 2022 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Feb. 28, 2026 USD ($)	Jun. 03, 2025 USD ($)	Sep. 30, 2024	May 01, 2022 ft²
Commitments and Contingencies [Line Items]
Confidential settlement amount		$ 13,000
Unsecured Subordinated Promissory																												$ 200,000
Accrued interest rate																			12.00%										12.00%
Principal amount											$ 237,000	$ 20,250					$ 56,250
Total square feet (in Square Feet) | ft²																				1,364										8,000
Lease term																														7 years
Owned amount on lease													$ 120,000
Issuance of shares (in Shares) | shares	800,200		40,404				3,000	100		4,500				39,824	16,667	125,000									33,837
Settlement of remaining in accounts payable																						$ 120,597
Fair value of stock			$ 78,010																						$ 109,000
Gain on settlement of debt																						$ 110,597
Lease agreements, description																						On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131.
Total lease amount																					$ 181,299
Impairment of right-of-use asset																					$ 101,623
Cash payment																						$ 10,000
Company productions paid																								$ 13,000
Seeking damages																			$ 200,000
Current lease term																														7 years
Lease liability	$ 507,910																					542,373		567,423
Common stock, shares issuable for lease settlement (in Shares) | shares																									125,000
Additional lease payments due																									$ 220,000
Lease payable, year one																								355,117	19,000
Lease payable, total remaining liability																								592,783	252,000
Lease payable, year two																								237,666	21,000
Lease term																				3 years
Operating lease expense																				$ 181,299		67,077	$ 18,519	162,862
Impairment on right-of-use asset																										$ 101,623
Cash payment																						250,879		221,742	15,490
Gain on settlement				$ 4,957																		(2,376)	105,605
Operating Lease, Payments																						$ 64,829	$ 7,289	162,862	323,292
Office space																								$ 3,000
Percentage of annual escalations																								3.00%
Monthly rent					$ 23,778
Lease outstanding, interest rate																								7.00%
Percentage of operating equipment leases																						5.50%		5.50%
Lease paymentsdiscount rate																						5.50%		5.50%
Short-term lease term																								$ 13,000
Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Lease liability																									120,000
Short Term Lease [Member]
Commitments and Contingencies [Line Items]
Lease term																								2 years
Security deposit									$ 15,000
Short-term lease term									54,000
Advance payment per hour									$ 600
Short-term lease cost																								$ 108,800
Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares																		12,204
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Additional due amount																						$ 252,000					$ 220,000
Payments on monthly installments																						$21,000					$19,000
Miss Jessica Skube [Member]
Commitments and Contingencies [Line Items]
Shares issued for settlement (in Shares) | shares																								480,000
Value of shares issued for settlement																								$ 640
Additional shares reserved for future issuance (in Shares) | shares																								192,000
Additional shares issuable, value																								$ 288,000
Accrued balance payable																								120,597
Cash payment																								10,000
Gain on settlement																								110,597
Flewber Global, Inc. [Member]
Commitments and Contingencies [Line Items]
Lease term												3 years
Operating Lease, Payments																								2,590
Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Principal amount																								240,000
Lease liability																								542,373
Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement of remaining in accounts payable																						$ 480,000
Gain on settlement of debt																						$ 288,000
Series G Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Principal amount																								$ 68,515
Issuance of shares (in Shares) | shares																						640
Fair value of stock						$ 14,400,000
Series G Preferred Stock [Member] | Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Fair value of stock
Series G Preferred Stock [Member] | Lease Agreement [Member] | Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Fair value of stock																						$ 192,000